Share-Based Compensation (Details 3)	12 Months Ended
Dec. 31, 2018
Imaging Cayman [Member] | Stock Option 2016 Plan [Member]
Valuation assumptions:
Expected dividend yield	0.00%
Expected volatility	38.04%
Expected term (years)	3 years 1 month 15 days
Risk-free interest rate	0.50%
Imaging Taiwan [Member] | Stock Option 2016 Plan [Member]
Valuation assumptions:
Expected dividend yield	0.00%
Expected volatility	38.04%
Expected term (years)	3 years 1 month 15 days
Risk-free interest rate	0.50%
Himax Display [Member] | Stock Option 2015 Plan [Member]
Valuation assumptions:
Expected dividend yield	0.00%
Expected volatility	33.52%
Expected term (years)	3 years 1 month 15 days
Risk-free interest rate	0.65%